SHAREHOLDERS' EQUITY (Schedule of Weighted Average Assumptions) (Details)	6 Months Ended
	Jun. 30, 2014	Jun. 30, 2013
SHAREHOLDERS' EQUITY [Abstract]
Risk free interest	1.16%	0.57%
Dividend yields	0.00%	0.00%
Volatility	63.00%	81.00%
Expected life (in years)	4 years	4 years